Operating Leases - Summary of Supplemental Information Related to Group's Operating Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease, Cost [Abstract]
Cash paid for operating leases	¥ 8,913	¥ 17,438	¥ 36,383